Finance Expense and Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance income expense [line items]
Interest on lease liabilities	$ 144	$ 142	$ 156
Mark to market gain (loss)	(213)	(1,211)	(325)
Interest expense on bonds	152	116	116
Gain (loss) on remeasurement of deferred considerations		18	17
Deferred consideration on acquisitions	29	23	54
Accretion expense included the unwind of discount on payable	423	441	480
Impairment loss on financial investment		(66)
Gain (loss) for completion of tender offers	$ 28	$ 263	$ 239